Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net investment income	$ 10,935	$ 11,590	$ 11,836
Realized capital gains and losses	0	626	2,075
Income from operations before income tax expense	10,935	12,216	13,911
Income tax expense	3,825	4,273	4,861
Net income	7,110	7,943	9,050
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(9,933)	247	3,411
Comprehensive (loss) income	$ (2,823)	$ 8,190	$ 12,461